SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Deferred tax liability:
Deferred tax asset	$ 0	$ 0
Net Operating Loss Carryforward	62,568	13,278
Valuation allowance	(62,568)	(13,278)
New deferred tax asset	0	0
Net deferred tax liabilities	0	0
Federal
Current	0	0
Deferred	0	0
State and Local
Current	0	0
Deferred	$ 0	$ 0